CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities:
Net loss	$ (181)	$ (74)	$ (105)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	107	119	114
Deferred income taxes	59	(44)	2
(Gain) Loss on disposal of assets	(44)	10	(5)
Noncash restructuring and impairment charges	116	10	35
Noncash legal settlement	(13)	0	0
Separation (gain) loss, net	(1)	3	(10)
Noncash interest	5	5	5
Noncash (gain) loss on foreign currency transactions	(2)	7	4
Other, net	9	7	8
Changes in assets and liabilities:
Accounts receivable	69	(65)	14
Inventories	(172)	(60)	102
Prepaid expenses	(7)	0	(3)
Other current assets	(15)	(19)	11
Other noncurrent assets	9	(49)	(32)
Accounts payable	(32)	120	(77)
Accrued liabilities	23	6	(6)
Other noncurrent liabilities	(44)	43	(23)
Net cash (used in) provided by operating activities	(114)	19	34
Investing Activities:
Capital expenditures	(69)	(73)	(69)
Proceeds from sale of businesses/assets	56	10	6
Cash received from unconsolidated affiliates	58	28	33
Investment in unconsolidated affiliates	(69)	(25)	(46)
Cash received from notes receivable	0	0	12
Net cash used in investing activities	(24)	(60)	(64)
Financing Activities:
Proceeds from (payments on) short-term debt, net	75	(2)	3
Proceeds from notes payable	27	0	0
Repayment of notes payable	(13)	0	(7)
Principal payments on long-term debt	(5)	(5)	(5)
Proceeds from issuance of long-term debt	0	0	221
Proceeds from the termination of cross-currency swap contracts	24	0	0
Dividends paid to noncontrolling interests	(8)	(4)	(8)
Debt issuance costs paid	(1)	(3)	(7)
Other financing activities	0	(7)	(5)
Net cash provided by (used in) financing activities	99	(21)	192
Effect of exchange rate changes on cash	(3)	(2)	3
Net change in cash and cash equivalents	(42)	(64)	165
Cash and cash equivalents at beginning of period	156	220	55
Cash and cash equivalents at end of period	114	156	220
Supplemental cash flow information:
Cash paid for interest excluding hedging activity	64	62	39
Cash paid for income taxes	4	14	3
Supplemental disclosure of noncash activities:
Capital expenditures included in accounts payable as of December 31, 2022, 2021, 2020, respectively	$ 10	$ 30	$ 23